Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment pension plans.
Beginning of year	$ 733,049	$ 771,468
Retirement of spun-off businesses	(84,067)
Service cost	76,323	82,190
Interest cost	109,698	110,925
Benefits paid	(75,010)	(42,141)
Remeasurement of post-employment benefit obligations	62,779	(83,935)
Past service cost	(14,694)	(64,812)
End of year	772,482	733,049
Pensions
Post-employment pension plans.
Beginning of year	243,131
Retirement of spun-off businesses	(64,142)
Benefits paid	(40,360)
Remeasurement of post-employment benefit obligations	(10,297)
End of year	172,493	243,131
Seniority Premiums
Post-employment pension plans.
Beginning of year	489,918
Retirement of spun-off businesses	(19,925)
Benefits paid	(34,650)
Remeasurement of post-employment benefit obligations	73,076
End of year	599,989	489,918
Defined benefit obligation
Post-employment pension plans.
Beginning of year	1,207,528	1,277,233
Retirement of spun-off businesses	(85,955)
Service cost	76,323	82,190
Interest cost	109,698	110,925
Benefits paid	(158,525)	(73,644)
Remeasurement of post-employment benefit obligations	70,089	(124,364)
Past service cost	(14,694)	(64,812)
End of year	1,204,464	1,207,528
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	679,222
Retirement of spun-off businesses	(65,049)
Service cost	23,696
Interest cost	59,372
Benefits paid	(123,417)
Remeasurement of post-employment benefit obligations	(4,724)
Past service cost	(6,904)
End of year	562,196	679,222
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	528,306
Retirement of spun-off businesses	(20,906)
Service cost	52,627
Interest cost	50,326
Benefits paid	(35,108)
Remeasurement of post-employment benefit obligations	74,813
Past service cost	(7,790)
End of year	$ 642,268	$ 528,306